TAXATION - Reconciliation of Income Tax Expense(Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Reconciliation of the differences between the PRC statutory tax rate and effective tax rate
Loss before income taxes and share of net (loss) income of equity investees	$ (187,109)	¥ (1,217,388)	¥ (1,362,953)	¥ (1,059,431)
Income tax computed at the statutory tax rate of 25%	46,779	304,346	340,738	264,858
Non-deductible expenses	(17,389)	(113,139)	(19,102)	(10,268)
Effect of different tax rates in different jurisdictions and preferential tax rate	(649)	(4,220)	(69)	(349)
Tax incentive in relation to deduction limits of certain expenses	1,451	9,441	3,139	1,175
Non-taxable income	2,149	13,985	3,333	332
Over-accrued EIT for previous years	(24)	(154)
Deferred tax	(2,977)	(19,362)
Unutilized expired tax loss	(4,822)	(31,373)	(11,099)	(7,058)
Change in valuation allowance	(26,033)	(169,380)	(317,510)	¥ (248,690)
Income Tax Expense (Benefit), Total	$ (1,515)	¥ (9,856)	¥ (570)
PRC
Reconciliation of the differences between the PRC statutory tax rate and effective tax rate
Percentage of PRC income tax	25.00%	25.00%	25.00%	25.00%